Provisions for legal proceedings	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Provisions for legal proceedings
19.	Provisions for legal proceedings
19.1. Provisions for legal proceedings, judicial deposits and contingent liabilities
The Company recognizes provisions based on the best estimate of the costs of proceedings for which it is probable that an outflow of resources embodying economic benefits will be required and that can be reliably estimated. These proceedings mainly include:

•
Labor claims, in particular:
(i) opt-out
claims related to a review of the methodology by which the minimum compensation based on an employee’s position and work schedule (
Remuneração Mínima por Nível e Regime
- RMNR) is calculated; (ii) lawsuits relating to overtime pay and (iii) actions of outsourced employees;

•	Tax claims including: (i) claims relating to Brazilian federal tax credits applied that were disallowed; and (ii) alleged misappropriation of VAT (ICMS) tax credits;

•
Civil claims relating to: (i) collection of royalties over the shale extraction; (ii) compensation of loss of profits; (iii) penalties applied by ANP relating to measurement systems; and (iv) litigations involving the company Sete Brasil.

•	Environmental claims for compensation relating to an environmental accident in the State of Paraná, in 2000.
Provisions for legal proceedings are set out as follows:

	12.31.2019	12.31.2018
Current and Non-current liabilities
Labor claims	895	1,093
Tax claims	463	491
Civil claims	1,523	5,710
Environmental claims	232	111

Total	3,113	7,405

Current liabilities	—	3,482
Non-current liabilities	3,113	3,923

	Jan-Dec/2019	Jan-Dec/2018
Opening Balance	7,405	7,026
Additions, net of reversals	1,290	1,325
Use of provision (*)	(5,332)	(650)
Accruals and charges	233	736
Transfer to assets held for sale	(289)	—
Others	22	95
Cumulative translation adjustment	(216)	(1,127)

Closing Balance	3,113	7,405

(*)
It includes the US$ 2,866 relating to approval of the Class Action agreement, US$ 903 relating to an agreement regarding the Parque das Baleias field, and US$ 656 relating to the proceeding regarding drilling rig Titanium Explorer.

In preparing its consolidated financial statements for the year ended December 31, 2019, the Company considered all available information concerning legal proceedings in which the Company is a defendant, in order to estimate the amounts of obligations and probability that outflows of resources will be required.
The main additions to provisions for legal proceedings in the year ended December 31, 2019 relate to (i) litigations involving the company Sete Brasil, in the amount of US$ 740, including an arbitration award favorable to Petrobras, in the last quarter of 2019, which reduced the estimate of losses; (ii) the Conduct Adjustment Declaration (“TAC”) to close the public civil action requesting the environmental licensing of Comperj, in the amount of US$ 208, which was transferred to other current liabilities, after the TAC becoming effective; (iii) ICMS debts under the ICMS Agreement 7/2019 in the states of Bahia and Ceará, in the amount of US$ 94; (iv) compensation relating to an environmental accident in the State of Paraná for US$ 155; and (v) action for the cancellation of collection of production taxes in the amount of US$ 66.

19.2. Judicial deposits
Judicial deposits made in connection with legal proceedings are set out in the table below according to the nature of the corresponding lawsuits:

	12.31.2019	12.31.2018
Non-current assets
Tax	5,926	4,563
Labor	1,056	1,161
Civil	1,082	823
Environmental	160	160
Others	12	4

Total	8,236	6,711

	12.31.2019	12.31.2018
Opening Balance	6,711	5,582
Additions	2,021	1,883
Use	(187)	(86)
Accruals and charges	329	294
Transfer to assets held for sale	(313)	—
Others	(1)	26
Cumulative translation adjustment	(324)	(988)

Closing Balanc e	8,236	6,711

In 2019, the Company made judicial deposits in the amount of US$ 2,021, including: (i) US$ 710 related to the chartering of platforms due to the legal dispute related to the IRRF; (ii) US$ 456 referring to IRPJ and CSLL for not adding the profits of subsidiaries domiciled abroad to the IRPJ and CSLL calculation base; (iii) US$ 177 related to questions from the ANP about differences in the calculation of royalties and special participation; (iv) US$ 177 related to the civil lawsuit related to IPI credit, whose author is Triunfo Agro Industrial. On the other hand, there was a reduction of US$ 313, mainly due to the sale of interest in BR Distribuidora.

19.3. Contingent liabilities
Contingent liabilities for which either the Company is unable to make a reliable estimate of the expected financial effect that might result from resolution of the proceeding, or a cash outflow is not probable, are not recognized as liabilities in the financial statements but are disclosed in the notes to the financial statements, unless the likelihood of any outflow of resources embodying economic benefits is considered remote.
The estimates of contingent liabilities for legal proceedings are indexed to inflation and updated by applicable interest rates. As of December 31, 2019, estimated contingent liabilities for which the possibility of loss is not considered remote are set out in the following table:

Nature	12.31.2019	12.31.2018
Tax	32,376	37,290
Labor	9,734	8,619
Civil - General	5,977	6,539
Civil - Environmental	1,576	4,221

Total	49,663	56,669

The tables below detail the main causes of tax, civil, environmental and labor nature, whose expectations of losses are classified as possible.

		Estimate
Description of tax matters	12.31.2019	12.31.2018
Plaintiff: Secretariat of the Federal Revenue of Brazil
1) Withholding income tax (IRRF), Contribution of Intervention in the Economic Domain (CIDE), Social Integration Program (PIS) and Contribution to Social Security Financing (COFINS) on remittances for payments of vessel charters.

Current status: The claim about the incidence of withholding income tax (Imposto de Renda Retido na Fonte- IRRF) on remittances for payments of vessel charters, occurred from 1999 to 2002, involves the legality of the normative rule issued by the Federal Revenue of Brazil, which ensured no taxation over those remittances. The Company considers the likelihood of loss as possible, since there are decisions from Superior Courts favorable to the understanding of the Company, and will continue to defend its opinion.
The other claims, concerning CIDE and PIS/COFINS, involve lawsuits in different administrative and judicial stages, for which the Company understands there is a possible likelihood of loss, since there are legal predictions in line with the position of the Company.
	11,632	11,568

2) Income from foreign subsidiaries and associates located outside Brazil not included in the computation of taxable income (IRPJ and CSLL).
Current status: This claim involves lawsuits in different administrative and judicial stages. The Company considers the likelihood of loss as possible, since there are decisions from Superior Courts favorable to the understanding of the Company. In 2019, the company received a new infraction notice.	5,224	5,208

3) Requests to compensate federal taxes disallowed by the Brazilian Federal Tax Authority.
Current status: This claim involves lawsuits in different administrative and judicial stages. The company obtained a final decision at CARF, canceling part of the debts.	1,019	3,156

4) Incidence of social security contributions over contingent bonuses paid to employees.
Current status: Awaiting defense judgment and appeals at the administrative and judicial levels.	992	929

5) Collection of Contribution of Intervention in the Economic Domain (CIDE) on transactions with fuel retailers and service stations protected by judicial injunctions determining that fuel sales were made without gross-up
of such tax.

Current status: This claim involves lawsuits in different judicial stages.	579	588

6) Deduction from the basis of calculation of taxable income (income tax - IRPJ and social contribution - CSLL) of several expenses related to employee benefits.
Current status: The claim involves lawsuits in different administrative and judicial stages.	536	542

Plaintiff: Municipal governments of the cities of Anchieta, Aracruz, Guarapari, Itapemirim, Marataízes, Linhares, Vila Velha and Vitória
7) Alleged failure to withhold and pay tax on services provided offshore (ISSQN) in favor of some municipalities in the State of Espírito Santo, under the allegation that the service was performed in their “respective coastal waters”.

Current status: This claim involves lawsuits in different administrative and judicial stages.	1,250	1,123

Plaintiff: States of SP, RJ, BA, PA, AL, MA and PB Finance Departments
8) VAT (ICMS) and VAT credits on internal consumption of bunker fuel and marine diesel, destined to chartered vessels.
Current status: This claim involves several tax notices from the states, including two new material notices applied in the third quarter of 2018, which are in different administrative and judicial stages.	1,191	1,323

Plaintiff: States of RJ and AL Finance Departments
9) VAT (ICMS) on dispatch of liquid natural gas (LNG) and C5+ (tax document not accepted by the tax authority), as well as challenges on the rights to this VAT tax credit.
Current status: This claim involves lawsuits in different administrative and judicial stages.	1,098	1,198

Plaintiff: States of RJ, AL, AM, PA, BA, GO, MA, SP and PE Finance Departments
10) Alleged failure to write-down VAT (ICMS) credits related to zero tax rated or non-taxable sales made by the Company and its customers.
Current status: This claim involves lawsuits in different administrative and judicial stages. New assessments were added in 2019.	1,058	942

Plaintiff: State of Rio de Janeiro Finance Department
11) The plaintiff alegges that the transfers without segregating VAT (ICMS), under the special regime, reduced the total credits of the central department.
Current status: The Company presented administrative defense from the notices issued, pending court assessment.	989	800

Plaintiff: States of SP and RS Finance Departments
12) Collection of VAT (ICMS) related to natural gas imports from Bolivia, alleging that these states were the final destination (consumers) of the imported gas.
Current status: This claim involves lawsuits in different administrative and judicial stages, as well as three civil lawsuits in the Federal Supreme Court.	640	740

Plaintiff: States of RJ, SP, PR, RO and MG Finance Departments
13) Additional VAT (ICMS) due to differences in rates on jet fuel sales to airlines in the domestic market, among other questions relating to the use of tax benefits.
Current status: This claim involves lawsuits in different administrative and judicial stages.	634	965

Plaintiff: States of RJ Finance Departments

14) Appropriation of ICMS credit on the acquisition of goods (products in general) that, in the understanding of the inspection, would fit into the concept of material for use and consumption, being the tax credit undue.

Current status: The issue involves several administrative and judicial proceedings. There were new infraction notices in 2019, partially offset by the inclusion of ICMS debts in state amnesty programs.	602	589

Plaintiff: States of PR, AM, BA, ES, PA, PE, SP, PB and AL Finance Departments
15) Incidence of VAT (ICMS) over alleged differences in the control of physical and fiscal inventories.
Current status: This claim involves lawsuits in different administrative and judicial levels. Exposure reduction due to the inclusion of VAT (ICMS) debts in state amnesty programs.	571	890

Plaintiff: State of SP Finance Department
16) Deferral of payment of VAT (ICMS) taxes on B100 Biodiesel sales and the charge of a 7% VAT rate on B100 on Biodiesel interstate sales, including states in the Midwest, North and Northeast regions of Brazil and the State of Espírito Santo.

Current status: This claim involves lawsuits in different administrative and judicial stages. In 2019, the company obtained final favorable decisions, contributing to the partial reduction of the exposure.	565	659

Plaintiff: States of RJ, SP, ES, BA, PE, RS, AL, SE, CE and RN Finance Departments
17) Misappropriation of VAT tax credit (ICMS) on the acquisitions of goods that, per the tax authorities, are not related to property, plant and equipment.
Current status: This claim involves lawsuits in different judicial stages. Exposure reduction due to the inclusion of ICMS debts in state amnesty programs.	562	900

Plaintiff: States of RJ, SP, SE and BA Finance Departments
18) Misappropriation of VAT tax credit (ICMS) on the acquisitions of drills and chemicals used in the formulation of drilling fluid, per the tax authorities.
Current status: This claim involves lawsuits in different administrative and judicial stages. In 2019, the company obtained final favorable decisions, contributing to the partial reduction of the exposure.	511	567

Plaintiff: State of BA Finance Department
19) Alleged incorrect application of VAT (ICMS) tax base with respect to interstate sales of natural gas transport through city-gates in the State of Pernambuco destined to the distributors in that State. The Finance Department of the State of Pernambuco understands that activity as being an industrial activity which could not be characterized as an interstate sale transaction (considering that the Company has facilities located in Pernambuco), consequently charging the difference on the tax levied on the sale and transfer transactions.

Current status: This claim involves lawsuits in different judicial stages. Exposure reduction due to the inclusion of ICMS debts in state amnesty programs.	8	304

Plaintiff: States of GO, PA, RJ, RR, SC, SP and TO.
20) Charge of VAT (ICMS) on remittance and symbolic return of jet fuel to retail establishment which, in the understanding of the tax authority, should have retention and collection of the ICMS for the subsequent operations, since it is considered a remittance to a retail taxpayer established in the State.

Current status: The exposure was zeroed due to the Petrobras Distribuidora follow-on in July 2019.	—	373

21) Other tax matters	2,715	3,926

Total for tax matters	32,376	37,290

		Estimate
Description of civil matters	12.31.2019	12.31.2018
Plaintiff: Agência Nacional de Petróleo, Gás Natural e Biocombustíveis - ANP
1) Administrative proceedings challenging an ANP order requiring Petrobras to pay additional special participation fees and royalties (production taxes) with respect to several fields. It also includes contention about fines imposed by ANP due to alleged failure to comply with the minimum exploration activities program, as well as alleged irregularities relating to compliance with oil and gas industry regulation.

Current status: The claims involve lawsuits in different administrative and judicial stages.	1,520	1,663

2) Proceedings challenging an ANP order requiring Petrobras to unite Lula and Cernambi fields on the
BM-S-11
joint venture; to unite Baúna and Piracicaba fields; to unite Tartaruga Verde and Mestiça fields; and to unite Baleia Anã, Baleia Azul, Baleia Franca, Cachalote, Caxaréu, Jubarte and Pirambu, in the Parque das Baleias complex, which would cause changes in the payment of special participation charges.

Current status: This list involves claims that are disputed in court and in arbitration proceedings, as follows:
a) Lula and Cernanbi: initially, the Company made judicial deposits for the alleged differences resulting from the special participation. However, with the reversal of the favorable injunction, the payment of these alleged differences were made directly to ANP, and such judicial deposits were resumed in the 2nd Quarter of 2019. Arbitration remains suspended by court decision;

b) Baúna and Piracicaba: the Court reassessed previous decision that disallowed judicial deposits, therefore the Company is currently depositing the controversial amounts. The arbitration is stayed.
c) Tartaruga Verde and Mestiça: The Company has authorization to make the judicial deposits relating to these fields. The Regional Federal Court of the Second Region has the opinion that the Chamber of Arbitration has jurisdiction on this claim and the arbitration is ongoing.	391	287

Plaintiff: Several plaintiffs in Brazil and EIG Management Company in USA
3) Arbitration in Brazil and lawsuit in the USA regarding Sete Brasil.
Current status: This list involves claims that are disputed in court and in arbitration proceedings, as follows:
a) Lula and Cernanbi: initially, the Company made judicial deposits for the alleged differences resulting from the special participation. However, with the reversal of the favorable injunction, the arbitration is stayed and currently the payment of these alleged differences have been made directly to ANP, until a final judicial decision is handed down.

b) Baúna and Piracicaba: the Court reassessed previous decision that disallowed judicial deposits, therefore the Company is currently depositing the controversial amounts. The arbitration is stayed.
c) Tartaruga Verde and Mestiça: The Company has authorization to make the judicial deposits relating to these fields. The Regional Federal Court of the Second Region has the opinion that the Chamber of Arbitration has jurisdiction on this claim and the arbitration is ongoing. On both parties initiative, the arbitration is stayed.

d) Parque das Baleias complex: the Judiciary stated decisions allowing the arbitration with ANP. Therefore, the Chamber of Arbitration disallowed ANP to charge for special participation, establishing that Petrobras should provide collateral on the debt to be negotiated. On both parties initiative, the arbitration is stayed, with the objective of seeking an alternative to solve this dispute, which amounts to US$ 2.8 billion at December 31, 2018. In December 2018, the ANP held a hearing presenting a draft of the preliminary agreement developed by the technical departments of Petrobras and ANP, including the calculation of the updated amounts of special participation due up the last quarter of 2018, totaling US$ 0.9 billion. Therefore, the Company believes, as of December 31, 2018, that an outflow of resources in this amount is probable to settle the controversy with the ANP and, as a result, recognized a provision for this proceeding in 2018.
	1,024	2,082

Plaintiff: Agência Estadual de Regulação de Serviços Públicos de Energia, Transportes e Comunicações da Bahia (AGERBA)
4) Public Civil Action (ACP) to discuss the alleged illegality of the gas supply made by the company to its Nitrogenated Fertilizer Production Unit (FAFEN / BA).
Current status: The lawsuit is at the Bahia Court of Justice awaiting judgment of an appeal filed by the company.	299	278

5) Other civil matters	2,743	2,229

Total for civil matters	5,977	6,539

		Estimate
Description of labor matters	12.31.2019	12.31.2018
Plaintiff: Employees and Sindipetro Union of ES, RJ, BA, MG, SP, PE, PB, RN, CE, PI, PR and SC.
1) Actions requiring a review of the methodology by which the minimum compensation based on an employee’s position and work schedule (Remuneração Mínima por Nível e Regime - RMNR) is calculated.
Current status: In 2018, the Superior Labor Court (Tribunal Superior do Trabalho - TST) denied the special appeal filed by the Company. Petrobras filed a Motion for Clarification on the decision, which was denied by the TST. The Company will file the appropriate appeal. On July 26, 2018, a minister of the Superior Federal Court (Superior Tribunal Federal - STF) granted Petrobras’ request to prevent the effects of the judgment of the TST, determining the suspension of individual and class actions on this subject, pending the deliberation on this matter in the Supreme Court or further deliberation of the rapporteur minister assigned to this case. On August 13, 2018, the rapporteur confirmed the decision of the minister and extended the decision to the ongoing actions on the matter, suspending all cases relating to this subject.
	7,732	6,254

Plaintiff: Sindipetro of Norte Fluminense – SINDIPETRO/NF
2) The plaintiff claims Petrobras failed to pay overtime for standby work exceeding
12-hours
per day. It also demands that the Company respects a
12-hour
limit of standby work per workday, as well as an
11-hour
period for rest between workdays, subject to a daily fine.

Current status: Transfer to remote loss due to the decision of the TST that denied to follow up the appeal of the SINDIPETRO / NF.	14	352

3) Other labor matters	1,988	2,013

Total for labor matters	9,734	8,619

		Estimate
Description of environmental matters	12.31.2019	12.31.2018
Plaintiff: Ministério Público do Estado do Rio de Janeiro.
1) Legal proceeding related to specific performance obligations, indemnification and compensation for damages related to an environmental accident that occurred in the State of Paraná on July 16, 2000.

Current status: The court partially ruled in favor of the plaintiff. However, both parties (the plaintiff and the Company) filed an appeal. In the third quarter of 2019, there was a reduction on the contingent liability, with a provision of US$ 150 being recognized as other income and expenses.	470	901

Plaintiff: Instituto Brasileiro de Meio Ambiente - IBAMA and Ministério Público Federal
2) Administrative proceedings arising from environmental fines related to exploration and production operations (Upstream) contested because of disagreement over the interpretation and application of standards by IBAMA, as well as a public civil action filed by the Ministério Público Federal for alleged environmental damage due to the accidental sinking of
P-36
Platform.

Current status: A number of defense trials and the administrative appeal regarding the fines are pending, and others are under judicial discussion. With respect to the civil action, the Company appealed the ruling that was unfavorable in the lower court and monitors the use of the procedure that will be judged by the Regional Federal Court.	326	400

Plaintiff: Ministério Público do Estado do Rio de Janeiro.
3) Five public civil actions filed by the Public Prosecutor’s Office of the State of Rio de Janeiro against Petrobras, the State Environmental Institute - INEA and Rio de Janeiro State, requesting proof of compliance with regulation relating to the environmental licensing of COMPERJ, complementation of technical researchs, as well as compensation for collective material and moral damages.

Current status: The main claim was closed due to the signing of the conduct adjustment term (TAC) between the parties, resulting in an obligation of US$ 208, while, in the remaining four actions, the parties are in negotiations for solution through again TAC, which resulted in the transfer of exposure to remote loss and a provision of US$ 13.	—	2,096

4) Other environmental matters	780	824

Total for environmental matters	1,576	4,221

19.4. Class action and related proceedings
19.4.1. Class action and related proceedings in the USA
Under the Class action Settlement, Petrobras (together with its subsidiary PGF) agreed to pay US$ 2,950 to resolve claims in two installments of US$ 983 and a further installment of US$ 984. Accordingly, the Company charged US$ 3,449 to its statement of income for the last quarter of 2017 as other income and expenses, taking into account the gross up of tax related to Petrobras’s portion of the settlement. The three installments were deposited on March 1, 2018, July 2, 2018 and January 15, 2019 into an escrow account designated by the lead plaintiff and accounted for as other current assets. However, certain objectors had appealed the District Court’s final decision to approve the Class Action Settlement.
On August 30, 2019, the United States Court of Appeals for the Second Circuit confirmed the decision approving the agreement for the Class Action Settlement and, therefore, the agreement is no longer subject to appeals.

On September 24, 2019, the District Court authorized the beginning of the distribution of the amounts deposited in the escrow account designated by the lead plaintiff to investors who had their claims admitted by that Court.
Thus, the installments deposited in the escrow account were offset with the liability accounted for as current provision for legal proceedings.
In connection with consummated settlements of Individual Actions, the company charged US$ 456, during the years 2016 to 2018, to the statement of income as other income and expenses. In 2019, there were no new payments.
19.4.2. Class action in the Netherlands
On January 23, 2017, the Stichting Petrobras Compensation Foundation (“Foundation”) filed a class action before the district court in Rotterdam, in the Netherlands, against Petrobras parent company and Petrobras International Braspetro B.V. (PIBBV), Petrobras Global Finance B.V. (PGF), Petrobras Oil & Gas B.V. (PO&G) and some former managers of Petrobras.
The Foundation allegedly represents the interests of an unidentified group of investors and alleges that based on the facts uncovered by the Lava Jato investigation the defendants acted unlawfully towards investors. Based on the allegations, the Foundation seeks a number of declaratory relieves from the Dutch court.
The Company filed their first response to the claim on May 3, 2017 (first docket date), presenting the law firms that will defend these companies and requesting a hearing to discuss some aspects of the case.
On August 23, 2017, a hearing was held at the District Court in Rotterdam (“Court”) to establish the timeframe for proceedings. Petrobras (and other defendants) presented preliminary defenses on November 29, 2017 and the Foundation presented its response on March 28, 2018. On June 28, 2018, a hearing was held for the parties to present oral arguments. On September 19, 2018, the Court rendered its interim decision in the motion proceedings in which it accepted jurisdiction in most of 7 claims of the Foundation, without any assessment on the merits of the case.
On April 16, 2019, a hearing was held to present oral arguments on some procedural issues of this Class action.
On January 29, 2020, the Court determined that shareholders who understand Portuguese and / or who bought shares through intermediaries or other agents who understand that language, among other shareholders, are subject to the arbitration clause provided for in the Company’s Bylaws, remaining out of the collective action proposed by the Foundation. The Court also considered the binding effect of the agreement signed to close the United States’ Class action. In this way, the Foundation needs to demonstrate that it represents a sufficient number of investors to justify pursuing collective action in the Netherlands. The Foundation must answer some questions raised by the Court by May 6, 2020. After the presentation of the answers by the Foundation, Petrobras will have 12 weeks to respond.
This collective action involves complex issues that are subject to substantial uncertainties and depend on a number of factors such as the standing of the Foundation as the alleged representative of the investors’ interests, the applicable rules to this complaint, the information produced the evidentiary phase of the proceedings, analysis by experts, the timing of court decisions and rulings by the court on key issues, and the Foundation only seeks declaratory reliefs in this collective action. Currently, it is not possible to determine if the Company will be found responsible for the payment of compensation in subsequent individual complaints after this action as this assessment depends on the outcome of these complex issues. Moreover, it is uncertain which investors will be able to file subsequent individual complaints related to this matter against the Company.
In addition, the allegations asserted are broad, span a multi-year period and involve a wide range of activities, and, at the current stage, the impacts of such allegations are highly uncertain. The uncertainties inherent in all such matters affect the amount and timing of the ultimate resolution of these actions. As a result, the Company is unable to make a reliable estimate of eventual loss arising from this action. The company is victim of the corruption scheme uncovered by the Lava Jato investigation and aims to present and prove this before the Dutch Court.
The uncertainties inherent in all such matters do not enable the company to identify possible risks related to this action. Compensation for the alleged damages will only be determined by court rulings on complaints to be filed by individual investors. The Foundation is not able to demand compensation for damages.
The Company denies the allegations presented by the Foundation and intend to defend themselves vigorously.
19.4.3. Arbitrations in Brazil
Petrobras is also currently a party to 5 arbitration proceedings brought by Brazilian and foreign investors that purchased Petrobras’ shares traded in Brazilian Stock Exchange (B3),alleging financial losses caused by facts uncovered in the Lava Jato investigation.

These claims involve complex issues that are subject to substantial uncertainties and depend on a number of factors such as the novelty of the legal theories, the timing of the Chamber of Arbitration decisions, the information produced in discoveryand analysisby retained experts.
Moreover, the claims asserted are broad and span a multi-year period. The uncertainties inherent in all such matters affect the amount and timing of their ultimate resolution. As a result, the Company is unable to make a reliable estimate of eventual loss arising from such arbitrations asserted. The Company denies the allegations presented by these investors and intends to defend these claims vigorously.
Depending on the outcome of these complaints, the Company may have to pay substantial amounts, which may cause a significant effect on its financial condition, its financial statements or consolidated cash flow in a certain period.
On September 17, 2019, the Brazilian Federal Supreme Court (STF) abrogated the Commitment Assumption Agreement signed with the Brazilian Prosecutor’s Office (MPF). Thus, the Company has no longer the possibility of using half of the amount of US$ 683 paid on January 30, 2019 to the Brazilian authorities, as provided for in the agreement, in compliance with the subsequently abrogated agreement, in the event of any convictions in these arbitrations. The new allocation of the amount paid is described in the “Allocation Agreement” between the Brazilian Attorney General’s Office and the Presidency of the Chamber of Deputies, with the intervention of the Presidency of the Federal Senate and the Attorney General of the National Treasury, which was approved by the STF and whose negotiation was not attended by Petrobras.
19.4.4. Arbitrations in Argentina
On September 11, 2018, Petrobras was served of an arbitral claim filed by Consumidores Financieros Asociación Civil para su Defensa (“Association”) against the company and other individuals and legal entities, before the “Tribunal de Arbitraje General de la Bolsa de Comercio de Buenos Aires”. Among other issues, the Association alleges Petrobras’ liability for a supposed loss of market value of Petrobras’ shares in Argentina, due to proceedings related to Lava Jato investigation.
On June 14, 2019, the Company informed that the Chamber of Arbitration recognized the withdrawal of the arbitration due to the fact that the Association had not paid the arbitration fee within the established period. The Association appealed to the Argentine Judiciary against this decision, which was rejected on November 20, 2019. The Association filed a new appeal addressed to the Argentine Supreme Court, pending a final decision.
Petrobras denies the allegations presented by the Association and intends to defend itself vigorously.
19.5. Other arbitrations in Argentina
Petrobras was included as a defendant in criminal actions in Argentina:

•
Criminal action related to an alleged fraudulent offer of securities for alleged non-compliance
with the obligation to publish “press release” in the Argentine market about the existence of a class action filed by Consumidores Financieros Asociación Civil para su Defensa before the Commercial Court, according to the provisions of the Argentine capital market law. Petrobras was never mentioned in the scope of the referred collective action. Petrobras presented procedural defenses in the criminal action that have not yet been judged by the court. This criminal action is pending before the Criminal Economic Court No. 3 of the city of Buenos Aires;

•
Criminal action related to an alleged fraudulent offer of securities, when Petrobras allegedly declared false data in its financial statements prior to 2015. Petrobras presented procedural defenses that have not yet been judged by the court. This criminal action is pending before the Criminal Economic Court No. 2 of the city of Buenos Aires.

19.6. Accounting policy for provisions for legal proceedings and contingent liabilities
Provisions are recognized when: (i) the company has a present obligation as a result of a past event; (ii) it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and (iii) the amount of the obligation can be reliably estimated.
Contingent liabilities are not recognized but are disclosed in explanatory notes when the likelihood of outflows is possible, including those whose amounts cannot be estimated.
The methodology used to estimate the provisions is described in note 4.5.

19.7. Tax recoveries under dispute
19.7.1. Deduction of VAT tax (ICMS) from the basis of calculation of PIS and COFINS
The Company filed complaints against Brazilian Federal Government challenging the constitutionality of the inclusion, from 2001 to 2017, of VAT tax within the calculation basis of PIS and COFINS.
The Brazilian Supreme Court ruled on this matter, on March 2017, determining that such tax must not be included in the computation. However, the Brazilian Federal Government filed a motion to clarification in October 2017, and its assessment by the court is still pending.
The Regional Federal Court ruled in favor to the Company in August 2018, reinforcing the decision of the Brazilian Supreme Court.
The Company is gathering all the amounts involved in this matter, which covers a long period of time, and is not yet able to reasonably estimate this contingent asset prior to the issuance of these financial statements. In January 2019, the Company’s appeal was fully upheld to cover the period claimed in the lawsuit. Currently, the appeal filed by the Brazilian Government is awaiting judgment.
Considering that judicial discussions about the methodology for calculating the credit are still pending, the contingent asset could not be estimated.
19.7.2. Accounting policy for contingent assets
Contingent assets are not recognized, but are disclosed in explanatory notes when the inflow of economic benefits is considered probable. However, if the inflow of economic benefits is virtually certain, the related asset is not a contingent asset and it is recognized.